Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Fiscal period
The Company's fiscal year end is September 30th. All references to 2016, 2015 and 2014 represent balances as of September 30, 2016, September 30, 2015 and September 30, 2014, or activity for the fiscal years then ended.

Cash and cash equivalents	Cash and cash equivalents. Cash and cash equivalents include cash on hand, amounts due from banks, overnight investments and repurchase agreements with an initial maturity of three months or less.
Investments and mortgage-backed securities
Investments and mortgage-backed securities. The Company accounts for investments and mortgage-backed securities in two categories: held-to-maturity and available-for-sale. Premiums and discounts on investments are deferred and recognized into income over the life of the asset using the effective interest method.
Held-to-maturity securities are accounted for at amortized cost, but the Company must have both the positive intent and the ability to hold those securities to maturity. There are very limited circumstances under which securities in the held-to-maturity category can be sold without jeopardizing the cost basis of accounting for the remainder of the securities in this category.
Available-for-sale securities are accounted for at fair value. Gains and losses realized on the sale of these securities are accounted for based on the specific identification method. Unrealized gains and losses for available-for-sale securities are excluded from earnings and reported net of the related tax effect in the accumulated other comprehensive income component of stockholders' equity.
Realized gains and losses on securities sold as well as other than temporary impairment charges, if any, are shown on the Consolidated Statements of Operations under the Other Income heading. Management evaluates debt and equity securities for other than temporary impairment on a quarterly basis based on the securities' current credit quality, market interest rates, term to maturity and management's intent and ability to hold the securities until the net book value is recovered.

Loans receivable
Loans receivable. Loans that are performing in accordance with their contractual terms are carried at their amortized cost and expected interest is accrued. The Bank also receives fees for originating loans in addition to various fees and charges related to existing loans, which may include prepayment charges, late charges and assumption fees.
When a borrower fails to make a required payment on a loan, the Bank attempts to cure the deficiency by contacting the borrower. Contact is made after a payment is 30 days past its grace period. In most cases, deficiencies are cured promptly. If the delinquency is not cured within 90 days, the Bank may institute appropriate action to foreclose on the property. If foreclosed, the property is sold at a public sale and may be purchased by the Bank.
Restructured loans. The Bank will consider modifying the interest rates and terms of a loan if it determines that a modification is a better alternative to foreclosure. Most troubled debt restructured ("TDR") loans are accruing and performing loans where the borrower has proactively approached the Bank about modifications due to temporary financial difficulties. Each request is individually evaluated for merit and likelihood of success. The concession for these loans is typically a payment reduction through a rate reduction of 100 to 200 bps for a specific term, usually six to twelve months. Interest-only payments may also be approved during the modification period. Principal forgiveness is generally not an available option for restructured loans. Before granting approval to modify a loan in a TDR, the borrower’s ability to repay is evaluated, including: current income levels and debt to income ratio, borrower’s credit score, payment history of the loan, and updated evaluation of the secondary repayment source. The Bank also modifies some loans that are not classified as TDRs as the modification is due to a restructuring where the effective interest rate on the debt is reduced to reflect a decrease in market interest rates.
Non accrual loans. Loans are placed on nonaccrual status when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. The Bank does not accrue interest on loans 90 days or more past due. If payment is made on a loan so that the loan becomes less than 90 days past due, and the Bank expects full collection of principal and interest, the loan is returned to full accrual status. Any interest ultimately collected is credited to income in the period of recovery. A loan is charged-off when the loss is estimable and it is confirmed that the borrower is not expected be able to meet contractual obligations.
If a consumer loan is on non-accrual status before becoming a TDR it will stay on non-accrual status following restructuring until it has been performing for at least six months, at which point it may be moved to accrual status. If a loan is on accrual status before it becomes a TDR, and management concludes that full repayment is probable based on internal evaluation, it will remain on accrual status following restructuring. If the restructured consumer loan does not perform, it is placed on non-accrual status when it is 90 days delinquent. For commercial loans, six consecutive payments on newly restructured loan terms are required prior to returning the loan to accrual status. In some instances after the required six consecutive payments are made management will conclude that collection of the entire principal and interest due is still in doubt. In those instances, the loan will remain on non-accrual.
Impaired loans. Impaired loans consist of loans receivable that are not expected to have their principal and interest repaid in accordance with their contractual terms. This includes TDRs that are on non-accrual status. Collateral dependent impaired loans are measured using the fair value of the collateral less selling costs. Non-collateral dependent loans are measured at the present value of expected future cash flows.
Deferred fees and discounts on loans. Loan discounts and loan fees are deferred and recognized over the life of the loans using the effective interest method.
Allowance for loan losses. The Bank maintains an allowance for loan losses to absorb losses inherent in the loan portfolio. The allowance is based on ongoing, quarterly assessments of the probable and estimable losses inherent in the loan portfolio. The Bank's general methodology for assessing the appropriateness of the allowance is to apply a loss percentage factor to the different loan types. The loss percentage factor is made up of two parts - the historical loss factor (“HLF”) and the qualitative loss factor (“QLF”). The HLF takes into account historical charge-offs by loan type. The Bank uses an average of historical loss rates for each loan category multiplied by a loss emergence period. This is the likely period of time during which a residential or commercial loan borrower experiencing financial difficulties might deplete their cash prior to becoming delinquent on their loan, plus the period of time that it takes the bank to work out the loans. The QLF are based on management's continuing evaluation of the pertinent factors underlying the quality of the loan portfolio, including changes in the size and composition of the loan portfolio, actual loan loss experience, current economic conditions, collateral values, geographic concentrations, seasoning of the loan portfolio, specific industry conditions, and the duration of the current business cycle. These factors are considered by loan type.
Specific allowances are established for loans which are individually evaluated, in cases where management has identified significant conditions or circumstances related to a loan that management believes indicate the probability that a loss has been incurred. The Bank has also established a reserve for unfunded commitments.
The recovery of the carrying value of loans is susceptible to future market conditions beyond the Bank's control, which may result in losses or recoveries differing from those estimated.
Acquired credit impaired loans. Acquired credit impaired loans are accounted for under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 310-30 when there is evidence of credit deterioration since origination and for which it is probable, at acquisition, that the Company would be unable to collect all contractually required payments. Interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, are recognized on all acquired loans.
Covered assets. Covered loans consist of single family loans acquired from Horizon Bank in 2010 and certain loans acquired from South Valley Bank and Trust ("SVBT") in fiscal 2013 that were originally recorded at their estimated fair value at the time acquired. Loans that were classified as non-performing loans by Horizon Bank and SVBT are no longer classified as non-performing because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under the FDIC loss sharing agreements. Management believes that the book value reflects an amount that will ultimately be collected. Covered real estate held for sale represents the foreclosed properties that were originally Horizon Bank loans or certain SVBT loans. Covered real estate held for sale is carried at the estimated fair value of the repossessed real estate. The covered loans and covered real estate held for sale are collectively referred to as “covered assets." When FDIC loss share agreements expire, any remaining loans will be transferred to the non covered portfolio. Covered loans are included within loans receivable on the statement of financial condition. Covered real estate owned are included within real estate owned on the statement of financial condition.
FDIC indemnification asset. FDIC indemnification asset is the receivable recorded due to the guarantee provided by the FDIC on the covered assets. This asset declines due to collections from the FDIC on claims or the eventual expiration of the FDIC loss share agreements. The FDIC indemnification asset is included within other assets on the statement of financial condition.

Client derivatives, long term borrowing hedges, and commercial loan hedge
Client derivatives. Interest rate swap agreements are provided to certain clients who desire to convert their obligations from variable to fixed interest rates. Under these agreements, the Bank enters into a variable-rate loan agreement with a customer in addition to a swap agreement, and then enters into a corresponding swap agreement with a third party in order to offset its exposure on the customer swap agreement. As the interest rate swap agreements with the customers and third parties are not designated as hedges under FASB ASC 815, Derivatives and Hedging, the instruments are marked to market in earnings. The change in fair value of the offsetting swaps are included in interest income and interest expense and there is no impact on net income. There is fee income earned on the swaps that is included in loan fee income.
Long term borrowing hedges. The Company has entered into interest rate swaps to convert a series of future short-term borrowings to fixed-rate payments. These interest rate swaps qualify as cash flow hedging instruments under ASC 815 so gains and losses are recorded in Other Comprehensive Income to the extent the hedge is effective. Gains and losses on the interest rate swaps are reclassified from OCI to earnings in the period the hedged transaction affects earnings and are included in the same income statement line item that the hedged transaction is recorded.
Commercial loan hedges. The Company has entered into interest rate swaps to hedge long term fixed rate commercial loans. These hedges qualify as fair value hedges under ASC 815 and provide for matching of the recognition of the gains and losses on the interest rate swap and the related hedged loan.

Premises and equipment
Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the respective assets. Expenditures are capitalized for betterments and major renewals. Charges for ordinary maintenance and repairs are expensed to operations as incurred.

Real estate owned
Real estate owned. Real estate properties acquired through foreclosure of loans or through acquisitions are recorded initially at fair value less selling costs and are subsequent recorded at lower of cost or fair value. Any gains (losses) are shown on the real estate acquired through foreclosure line item.

Intangible assets
Intangible assets. Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired. The core deposit intangibles are acquired assets that lack physical substance but can be distinguished from goodwill. Goodwill is evaluated for impairment on an annual basis during the fourth quarter. Other intangible assets are amortized over their estimated lives and are subject to impairment testing when events or circumstances change. If circumstances indicate that the carrying value of the assets may not be recoverable, an impairment charge could be recorded. The Bank amortizes the core deposit intangibles over their estimated lives using an accelerated method.

Income taxes
Income taxes. Income taxes are accounted for using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, a deferred tax asset or liability is determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The provision for income taxes includes current and deferred income tax expense based on net income adjusted for temporary and permanent differences such as depreciation, interest on state and municipal securities, and affordable housing tax credits. Income tax related interest and penalties, if applicable, and amortization of affordable housing tax credit investments are recorded within income tax expense.

Accounting for stock-based compensation
Accounting for stock-based compensation. We recognize in the statement of operations the grant-date fair value of stock options and other equity-based forms of compensation issued to employees over the employees' requisite service period (generally the vesting period). The requisite service period may be subject to performance conditions. Stock options and restricted stock awards generally vest ratably over three to ten years and are recognized as expense over that same period of time. The exercise price of each option equals the market price of the Company's common stock on the date of the grant, and the maximum term is ten years. No stock options were granted in 2016, 2015 or 2014.

Certain grants of restricted stock are subject to performance-based and market-based vesting as well as other approved vesting conditions and cliff vest based on those conditions. Compensation expense is recognized over the service period to the extent restricted stock awards are expected to vest.

Business segments	Business segments. As the Company manages its business and operations on a consolidated basis, management has determined that there is one reportable business segment.
New accounting pronouncements
In August 2016, the FASB issued Accounting Standards Update ("ASU") 2016-15, Classification of Certain Cash Receipts and Cash Payments. The amendments in this ASU address eight specific cash flow issues with the objective of reducing diversity in practice. The specific issues identified include: debt prepayments or extinguishment costs; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (including bank-owned life insurance policies); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. This ASU is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period; however, early adoption is permitted. The Company is currently evaluating the guidance to determine its adoption method and does not expect this guidance to have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses. The amendments in this ASU were issued to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments that are not accounted for at fair value through net income, including loans held for investment, held-to- maturity debt securities, trade and other receivables, net investments in leases and other commitments to extend credit held by a reporting entity at each reporting date. The amendments require that financial assets measured at amortized cost be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The ASU eliminates the current framework of recognizing probable incurred losses and instead requires an entity to use its current estimate of all expected credit losses over the contractual life. The measurement of expected credit losses is based upon historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the financial assets.

For purchased financial assets with a more-than-insignificant amount of credit deterioration since origination (“PCD assets”) that are measured at amortized cost, an allowance for expected credit losses is recorded as an adjustment to the cost basis of the asset. Subsequent changes in estimated cash flows would be recorded as an adjustment to the allowance and through the statement of income.

Credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses rather than as a direct write-down to the security's cost basis.

The amendments in this ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For most debt securities, the transition approach requires a cumulative-effect adjustment to the statement of financial position as of the beginning of the first reporting period the guidance is effective. For other-than-temporarily impaired debt securities and PCD assets, the guidance will be applied prospectively. The Company is currently evaluating the provisions of this ASU to determine the impact the new standard will have on the Company's consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation- Improvements to Employee Share-Based Payment Accounting, which involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Under the guidance, income tax benefits and deficiencies are to be recognized as income tax expense or benefit in the income statement and the tax effects of exercised or vested awards should be treated as discrete items in the reporting period in which they occur. An entity should also recognize excess tax benefits regardless of whether the benefit reduces taxes payable in the current period. Excess tax benefits should be classified along with other income tax cash flows as an operating activity. In regards to forfeitures, the entity may make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. This ASU is effective for fiscal years beginning after December 15, 2016 including interim periods within that reporting period; however, early adoption is permitted. The Company is currently evaluating the guidance to determine its adoption method and does not expect this guidance to have a material impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases. The amendments require lessees to recognize a lease liability, which is a lessee's obligation to make lease payments arising from a lease, and a right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term. The guidance also simplifies the accounting for sale and leaseback transactions. The amendments are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted upon issuance. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. The Company is currently evaluating the provisions of this ASU to determine the impact the new standard will have on the Company's consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, to require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this ASU also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. This ASU is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period. The Company does not expect this guidance to have a material impact on its consolidated financial statements.

In September 2015, the FASB issued ASU 2015-16, Simplifying the Accounting for Measurement-Period Adjustments, which will require that the acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amount is determined. The acquirer is required to also record, in the same period’s financial statements, the effect on earnings as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. In addition, an entity is required to present separately on the face of the income statement or disclose in the notes to the financial statements the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The amendments in ASU 2015-16 are effective for years beginning after December 15, 2015. Early adoption is permitted for reporting periods for which financial statements have not been issued. The Company does not expect this guidance to have a material impact on its consolidated financial statements.

In April 2015, the FASB issued ASU 2015-05, Customer’s Accounting for Fees Paid in Cloud Computing Arrangement. The ASU was issued to clarify a customer's accounting for fees paid in a cloud computing arrangement. The amendments provide guidance to customers in determining whether a cloud computing arrangement includes a software license that should be accounted for as internal-use software. If the arrangement does not contain a software license, it would be accounted for as a service contract. The guidance in this ASU is effective for interim and annual periods beginning after December 15, 2015 and can be adopted either (1) prospectively to all arrangements entered into or materially modified after the effective date or (2) retrospectively. The Company does not expect this guidance to have a material impact on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The guidance in this update supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition, and most industry-specific guidance throughout the industry topics of the codification. For public companies, this update was to be effective for interim and annual periods beginning after December 15, 2016. However, in August 2015, the FASB issued ASU 2015-14, which delayed the effective date of ASU 2014-09 by one year and permits companies to voluntarily adopt the new standard as of the original effective date. The Company does not expect this guidance to have a material impact on its consolidated financial statements.